Income Taxes (Tables)	9 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Liabilities

The Company’s deferred tax liabilities as of September 30, 2018 include the following (in thousands):

Deferred income tax assets (liabilities):
Oil and natural gas properties	$(322,911)
Derivative contracts	22,530
Other	719

Deferred tax liabilities, net	$(299,662)